Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Registrant Name	Hoegh LNG Partners LP
Entity Central Index Key	0001603016
Current Fiscal Year End Date	--12-31
Entity File Number	001-36588
Entity Address, Address Line One	Wessex House, 5th Floor
Entity Address, Address Line Two	45 Reid Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM